Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

(a)	This caption is made up as follows:

	2023	2022
	US$(000)	US$(000)

Cash on hand	122	134
Balances with banks (b)	63,979	43,633
Short-term deposits (c)	155,689	210,151
	219,790	253,918

See related accounting policies in Note 2.4(c).

(b)	Bank accounts earn interest at floating rates based on market rates.
(c)

As of December 31, 2023 and 2022, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, lower than 90 days, according to the immediate cash needs of the Group.

Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash and cash equivalents

3.      Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2023	2022
	US$(000)	US$(000)

Cash in banks	15,560	18,839
Cash equivalents (a)	494,056	534,925

	509,616	553,764
(a)

Cash equivalents as of December 31, 2023 and 2022, includes a portfolio of investments in highly marketable liquid investments (mainly investments classified as “AAA” by Standard & Poor’s and Moody’s) which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are presented in the “Financial income” caption (see Note 18).